Goodwill And Other Intangible Assets, Net - Schedule of Future Amortization Expense (Details) (10-K) - Franchise Agreements [Member]	Dec. 31, 2018 USD ($)
2019	$ 63,806
2020	63,981
2021	63,806
2022	63,806
2023	63,806
Thereafter	259,416
Future amortization expense	$ 578,621